UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President
Rydex Series Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §

Item 1. Schedule of Investments.
 Attached hereto.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
MUTUAL FUNDS† - 57.0%
Guggenheim Strategy Fund I1	85,839	$2,135,679
Guggenheim Strategy Fund II1	82,120	2,040,682
Total Mutual Funds
(Cost $4,176,369)		4,176,361

	Face Amount
REPURCHASE AGREEMENTS††,2 - 44.5%

HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$2,570,746	2,570,746
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	638,766	638,766
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	56,812	56,812
Total Repurchase Agreements
(Cost $3,266,324)		3,266,324
Total Investments - 101.5%
(Cost $7,442,693)		$7,442,685
Other Assets & Liabilities, net - (1.5)%		(107,509)
Total Net Assets - 100.0%		$7,335,176

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
December 2015 Corn Futures Contracts (Aggregate Value of Contracts $291,563)	15	$7,635
December 2015 Lean Hogs Futures Contracts (Aggregate Value of Contracts $133,150)	5	7,132
December 2015 Wheat Futures Contracts (Aggregate Value of Contracts $230,850)	9	5,706
March 2016 Sugar #11 Futures Contracts (Aggregate Value of Contracts $100,587)	7	3,033
November 2015 LME Nickel Futures Contracts (Aggregate Value of Contracts $62,322)	1	2,853
November 2015 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $287,343)	5	2,707
December 2015 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $50,225)	2	843
November 2015 WTI Crude Futures Contracts (Aggregate Value of Contracts $1,090,799)	24	408
December 2015 Cocoa Futures Contracts (Aggregate Value of Contracts $31,170)	1	296
November 2015 LME Lead Futures Contracts (Aggregate Value of Contracts $41,735)	1	(85)
November 2015 LME Zinc Futures Contracts (Aggregate Value of Contracts $42,123)	1	(1,629)
November 2015 Low Sulphur Gas Oil Futures Contracts (Aggregate Value of Contracts $376,000)	8	(2,613)
November 2015 New York Harbor Ultra-Low Sulfur Diesel Futures Contracts (Aggregate Value of Contracts $259,426)	4	(3,120)
November 2015 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $156,260)	4	(4,994)
December 2015 Cotton #2 Futures Contracts (Aggregate Value of Contracts $60,490)	2	(5,196)
November 2015 Soybean Futures Contracts (Aggregate Value of Contracts $178,550)	4	(5,889)
December 2015 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $45,469)	1	(6,379)
November 2015 LME Copper Futures Contracts (Aggregate Value of Contracts $258,625)	2	(7,090)
December 2015 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $223,100)	2	(8,306)
December 2015 Brent Crude Futures Contracts (Aggregate Value of Contracts $1,083,060)	22	(10,596)
November 2015 Feeder Cattle Futures Contracts (Aggregate Value of Contracts $86,200)	1	(11,241)
October 2015 Goldman Sachs Commodity Index Futures Contracts (Aggregate Value of Contracts $1,886,062)	21	(11,462)

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED† (continued)
November 2015 Natural Gas Futures Contracts (Aggregate Value of Contracts $177,030)	7	$(17,661)
December 2015 Live Cattle Futures Contracts (Aggregate Value of Contracts $261,000)	5	(27,308)
(Total Aggregate Value of Contracts $7,413,139)		$(92,956)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Affiliated issuer — See Note 5.
2	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
EXCHANGE-TRADED FUNDS† - 2.3%
Guggenheim Enhanced Short Duration ETF[1]	108,400	$5,425,420
Total Exchange-Traded Funds
(Cost $5,429,550)		5,425,420

MUTUAL FUNDS† - 72.0%
Guggenheim Strategy Fund I1	2,630,682	65,451,368
Guggenheim Strategy Fund II1	2,538,115	63,072,168
Guggenheim Strategy Fund III[1]	1,655,308	41,184,063
Total Mutual Funds
(Cost $170,221,068)		169,707,599

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 4.2%
U.S. Treasury Notes
0.63% due 08/15/16	$10,000,000	10,022,920
Total U.S. Treasury Notes		10,022,920
Total U.S. Government Securities
(Cost $10,022,738)		10,022,920

FEDERAL AGENCY DISCOUNT NOTES†† - 3.4%
Federal Home Loan Bank[2]
0.16% due 11/06/15	8,000,000	7,999,480
Total Federal Agency Discount Notes
(Cost $7,998,680)		7,999,480

MORTGAGE-BACKED SECURITIES†† - 0.6%
Collateralized Loan Obligations - 0.6%
Black Diamond CLO Delaware Corp.
2005-1A, 2.25% due 06/20/17[3,4]	1,500,000	1,480,401
Total Mortgage-Backed Securities
(Cost $1,478,782)		1,480,401

ASSET-BACKED SECURITIES†† - 0.5%
Commercial Mortgage Backed Securities - 0.5%
Morgan Stanley Reremic Trust
2012-IO, 1.00% due 03/27/51[4]	1,299,986	1,289,716
Total Asset-Backed Securities
(Cost $1,292,534)		1,289,716

REPURCHASE AGREEMENTS††,[5] - 9.5%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	12,875,228	12,875,228
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	4,928,214	4,928,214
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	4,625,060	4,625,060
Total Repurchase Agreements
(Cost $22,428,502)		22,428,502
Total Investments - 92.5%
(Cost $218,871,854)		$218,354,038
Other Assets & Liabilities, net - 7.5%		17,622,820
Total Net Assets - 100.0%		$235,976,858

	Contracts	Unrealized Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2015 Japanese Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $347,282,314)	281	$815,411
December 2015 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $161,388,099)	1,119	457,599
December 2015 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $65,327,938)	542	303,532
December 2015 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $17,640,891)	137	169,642
December 2015 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $463,310,365)	3,723	165,084
December 2015 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $10,357,890)	114	99,983
December 2015 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $35,483,887)	334	70,755
December 2015 Euro - Bund Futures Contracts†† (Aggregate Value of Contracts $698,396)	4	159

(Total Aggregate Value of Contracts $1,101,489,780)		$2,082,165

COMMODITY FUTURES CONTRACTS PURCHASED†
December 2015 Wheat Futures Contracts (Aggregate Value of Contracts $6,104,700)	238	$275,355
December 2015 Corn Futures Contracts (Aggregate Value of Contracts $5,734,063)	295	260,175
November 2015 WTI Crude Futures Contracts (Aggregate Value of Contracts $409,050)	9	1,255
December 2015 Silver Futures Contracts (Aggregate Value of Contracts $11,168,850)	154	(55,775)

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED† (continued)
November 2015 LME Lead Futures Contracts (Aggregate Value of Contracts $5,592,490)	134	$(106,744)
(Total Aggregate Value of Contracts $29,009,153)		$374,266

EQUITY FUTURES CONTRACTS PURCHASED†
October 2015 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $1,282,277)	12	$24,883
December 2015 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $970,140)	12	12,320
October 2015 CAC 40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $6,076,482)	122	9,262
December 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,908,250)	20	4,715
December 2015 Topix Index Futures Contracts†† (Aggregate Value of Contracts $6,883,895)	58	(74,935)
December 2015 Nikkei 225 (OSE) Index Futures Contracts†† (Aggregate Value of Contracts $4,819,051)	33	(86,634)
October 2015 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $6,514,846)	69	(114,871)
December 2015 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $11,709,856)	128	(200,165)
December 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $13,985,161)	168	(229,601)
December 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $11,061,520)	101	(357,838)
(Total Aggregate Value of Contracts $65,211,478)		$(1,012,864)

COMMODITY FUTURES CONTRACTS SOLD SHORT†
November 2015 Natural Gas Futures Contracts (Aggregate Value of Contracts $7,030,620)	278	$415,829
November 2015 LME Zinc Futures Contracts (Aggregate Value of Contracts $13,226,465)	314	341,777
December 2015 Live Cattle Futures Contracts (Aggregate Value of Contracts $7,360,200)	141	288,445
November 2015 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $13,360,231)	342	269,672
December 2015 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $11,155,000)	100	266,195
November 2015 Low Sulphur Gas Oil Futures Contracts (Aggregate Value of Contracts $10,716,000)	228	158,835
December 2015 Cotton #2 Futures Contracts (Aggregate Value of Contracts $4,536,750)	150	113,415
December 2015 Brent Crude Futures Contracts (Aggregate Value of Contracts $6,301,440)	128	42,146
November 2015 New York Harbor Ultra-Low Sulfur Diesel Futures Contracts (Aggregate Value of Contracts $1,686,266)	26	11,423
December 2015 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $8,138,906)	179	5,742
November 2015 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $229,874)	4	1,410
November 2015 Soybean Futures Contracts (Aggregate Value of Contracts $2,410,425)	54	(11,929)
December 2015 Copper Futures Contracts (Aggregate Value of Contracts $1,520,350)	26	(39,469)
December 2015 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $16,222,676)	646	(65,031)
November 2015 LME Nickel Futures Contracts (Aggregate Value of Contracts $3,178,422)	51	(132,965)

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS SOLD SHORT† (continued)
December 2015 Lean Hogs Futures Contracts (Aggregate Value of Contracts $5,618,930)	211	$(225,469)
March 2016 Sugar #11 Futures Contracts (Aggregate Value of Contracts $9,182,174)	639	(505,075)
(Total Aggregate Value of Contracts $121,874,729)		$934,951

CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2015 Swiss Franc Futures Contracts (Aggregate Value of Contracts $44,757,150)	348	$109,061
December 2015 Australian Dollar Futures Contracts (Aggregate Value of Contracts $7,480,370)	107	63,076
December 2015 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $14,905,100)	199	34,492
December 2015 Japanese Yen Futures Contracts (Aggregate Value of Contracts $34,210,400)	328	22,486
December 2015 Euro FX Futures Contracts (Aggregate Value of Contracts $4,195,500)	30	19,798
December 2015 British Pound Futures Contracts (Aggregate Value of Contracts $6,237,000)	66	6,046
(Total Aggregate Value of Contracts $111,785,520)		$254,959

EQUITY FUTURES CONTRACTS SOLD SHORT†
October 2015 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $4,154,468)	68	$54,245
October 2015 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $2,908,224)	96	6,965
December 2015 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $681,050)	5	(592)
December 2015 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $5,894,270)	67	(5,622)
October 2015 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $540,713)	4	(12,165)
December 2015 DAX Index Futures Contracts†† (Aggregate Value of Contracts $6,209,113)	23	(71,077)
(Total Aggregate Value of Contracts $20,387,838)		$(28,246)

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
December 2015 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $8,833,417)	49	$(35,300)
December 2015 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $4,249,969)	27	(45,550)
December 2015 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $4,815,938)	30	(52,939)
December 2015 Australian Government 3 Year Bond Futures Contracts†† (Aggregate Value of Contracts $73,180,307)	929	(152,795)
(Total Aggregate Value of Contracts $91,079,631)		$(286,584)

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Affiliated issuer — See Note 5.
2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
3	Variable rate security. Rate indicated is rate effective at September 30, 2015.
4
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $2,770,117 (cost $2,771,317), or 1.2% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

5	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 52.7%
Financial - 15.1%
Home Properties, Inc.[1]	29,034	$2,170,292
City National Corp.[1]	21,879	1,926,665
HCC Insurance Holdings, Inc.[1]	24,364	1,887,479
PartnerRe Ltd.[1]	11,221	1,558,373
Symetra Financial Corp.[1]	37,397	1,183,242
Strategic Hotels & Resorts, Inc.*	73,257	1,010,214
StanCorp Financial Group, Inc.[1]	8,100	925,020
Chubb Corp.[1]	6,815	835,860
Hudson City Bancorp, Inc.[1]	44,150	449,006
Square 1 Financial, Inc. — Class A*,1	12,544	322,067
Avolon Holdings Ltd.*	8,307	252,865
Nasdaq, Inc.[1]	2,719	145,005
Popular, Inc.[1]	4,653	140,660
CoreLogic, Inc.*,1	3,771	140,394
Assured Guaranty Ltd.[1]	5,608	140,200
American Capital Agency Corp.[1]	7,493	140,119
Hartford Financial Services Group, Inc.[1]	3,012	137,889
Macerich REIT Co.[1]	1,788	137,354
Hanover Insurance Group, Inc.[1]	1,763	136,985
Chimera Investment Corp.[1]	10,157	135,799
Everest Re Group Ltd.[1]	783	135,725
Allstate Corp.[1]	2,326	135,466
Reinsurance Group of America, Inc. — Class A1	1,494	135,341
MFA Financial, Inc.[1]	19,491	132,734
Interactive Brokers Group, Inc. — Class A1	3,355	132,422
Berkshire Hathaway, Inc. — Class B*,1	1,004	130,922
Huntington Bancshares, Inc.[1]	12,317	130,560
Two Harbors Investment Corp.[1]	14,717	129,804
PNC Financial Services Group, Inc.[1]	1,445	128,894
JPMorgan Chase & Co.[1]	2,106	128,402
Bank of New York Mellon Corp.[1]	3,256	127,472
Air Lease Corp. — Class A1	4,114	127,205
CBL & Associates Properties, Inc.[1]	9,011	123,901
Voya Financial, Inc.[1]	3,183	123,405
Citigroup, Inc.[1]	2,473	122,686
Lincoln National Corp.[1]	2,571	122,020
Ameriprise Financial, Inc.[1]	1,102	120,261
Goldman Sachs Group, Inc.[1]	686	119,199
Jones Lang LaSalle, Inc.[1]	808	116,166
Capital One Financial Corp.[1]	1,567	113,639
Navient Corp.[1]	8,350	93,854
National Penn Bancshares, Inc.	6,939	81,533
CIT Group, Inc.[1]	1,984	79,420
Travelers Companies, Inc.[1]	783	77,932
AmTrust Financial Services, Inc.[1]	1,078	67,892
Raymond James Financial, Inc.[1]	1,322	65,611
Synovus Financial Corp.[1]	1,812	53,635
Endurance Specialty Holdings Ltd.[1]	808	49,312
Santander Consumer USA Holdings, Inc.*,1	1,714	35,000
New York Community Bancorp, Inc.[1]	1,885	34,043
Morgan Stanley[1]	759	23,909
Wells Fargo & Co.[1]	416	21,362
Taubman Centers, Inc.[1]	196	13,540
Total Financial		17,008,755
Consumer, Non-cyclical - 7.4%
IPC Healthcare, Inc.*,1	17,349	1,347,843
KYTHERA Biopharmaceuticals, Inc.*,1	13,318	998,583
Thoratec Corp.*	13,283	840,282
Xoom Corp.*,1	16,745	416,616
Humana, Inc.[1]	2,149	384,670
Health Net, Inc.*,1	5,591	336,690
Cigna Corp.[1]	1,430	193,079
Tyson Foods, Inc. — Class A1	3,428	147,747
Reynolds American, Inc.[1]	3,282	145,294
Ingredion, Inc.[1]	1,592	138,998
Bunge Ltd.[1]	1,861	136,412
UnitedHealth Group, Inc.[1]	1,175	136,312
Pinnacle Foods, Inc.[1]	3,208	134,351
Kroger Co.[1]	3,722	134,252
ADT Corp.[1]	4,310	128,869
Spectrum Brands Holdings, Inc.[1]	1,395	127,656
Edgewell Personal Care Co.[1]	1,542	125,827
Archer-Daniels-Midland Co.[1]	3,012	124,847
WuXi PharmaTech Cayman, Inc. ADR*,1	2,871	124,056
Dr Pepper Snapple Group, Inc.[1]	1,542	121,896
DENTSPLY International, Inc.[1]	2,326	117,626
Amgen, Inc.[1]	849	117,433
Hill-Rom Holdings, Inc.[1]	2,228	115,834
Western Union Co.[1]	6,244	114,640
Graham Holdings Co. — Class B1	196	113,092
Edwards Lifesciences Corp.*,1	759	107,907
Pfizer, Inc.[1]	3,232	101,516
Cooper Companies, Inc.[1]	662	98,545
DaVita HealthCare Partners, Inc.*,1	1,322	95,620
Charles River Laboratories International, Inc.*,1	1,469	93,311
Lumenis Ltd. — Class B*,1	6,147	85,136
Mallinckrodt plc*,1	1,322	84,529
Universal Health Services, Inc. — Class B1	563	70,268
ManpowerGroup, Inc.[1]	832	68,132
Cintas Corp.[1]	759	65,084
United Therapeutics Corp.*,1	440	57,746
Macquarie Infrastructure Corp.[1]	759	56,667
KAR Auction Services, Inc.[1]	1,592	56,516
Constellation Brands, Inc. — Class A1	440	55,092
ConAgra Foods, Inc.[1]	1,347	54,567
Gilead Sciences, Inc.[1]	514	50,470
VCA, Inc.*,1	808	42,541
Molson Coors Brewing Co. — Class B1	490	40,680
United Rentals, Inc.*,1	612	36,751
Herbalife Ltd.*	440	23,980

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 52.7% (continued)
Consumer, Non-cyclical - 7.4% (continued)
Community Health Systems, Inc.*,1	539	$23,053
RR Donnelley & Sons Co.[1]	1,567	22,816
Vantiv, Inc. — Class A*,1	416	18,687
Coty, Inc. — Class A1	612	16,561
Quest Diagnostics, Inc.[1]	220	13,523
Church & Dwight Company, Inc.[1]	147	12,333
Total System Services, Inc.[1]	245	11,130
Eli Lilly & Co.[1]	123	10,294
Medivation, Inc.*,1	196	8,330
Alnylam Pharmaceuticals, Inc.*,1	98	7,875
BioMarin Pharmaceutical, Inc.*,1	73	7,688
Agios Pharmaceuticals, Inc.*,1	98	6,918
Quanta Services, Inc.*,1	270	6,537
Allergan plc*,1	24	6,523
Acadia Healthcare Company, Inc.*,1	49	3,247
Total Consumer, Non-cyclical		8,343,478
Technology - 6.8%
Broadcom Corp. — Class A1	31,232	1,606,263
Altera Corp.[1]	25,283	1,266,173
Dealertrack Technologies, Inc.*,1	18,493	1,168,018
Freescale Semiconductor Ltd.*,1	27,494	1,005,731
Dot Hill Systems Corp.*,1	21,550	209,681
Activision Blizzard, Inc.[1]	5,020	155,068
Intel Corp.[1]	4,971	149,826
Brocade Communications Systems, Inc.[1]	14,251	147,925
DST Systems, Inc.[1]	1,347	141,623
CA, Inc.[1]	4,996	136,390
Synopsys, Inc.*,1	2,816	130,043
Cerner Corp.*,1	2,130	127,715
Integrated Silicon Solution, Inc.[1]	5,653	121,483
Oracle Corp.[1]	3,330	120,280
Apple, Inc.[1]	1,078	118,903
Fidelity National Information Services, Inc.[1]	1,738	116,585
Microsoft Corp.[1]	2,571	113,792
Lam Research Corp.[1]	1,665	108,774
NVIDIA Corp.[1]	4,065	100,202
OmniVision Technologies, Inc.*,1	3,136	82,351
Amdocs Ltd.[1]	1,395	79,348
SS&C Technologies Holdings, Inc.[1]	1,126	78,865
Western Digital Corp.[1]	808	64,188
Electronic Arts, Inc.*,1	906	61,382
Broadridge Financial Solutions, Inc.[1]	1,078	59,667
Xerox Corp.[1]	5,485	53,369
Akamai Technologies, Inc.*,1	686	47,375
Shanda Games Ltd. ADR*,1	6,500	43,550
Hewlett-Packard Co.[1]	931	23,843
Skyworks Solutions, Inc.[1]	269	22,652
ON Semiconductor Corp.*,1	1,321	12,417
Rackspace Hosting, Inc.*,1	343	8,465
Total Technology		7,681,947
Utilities - 4.9%
Cleco Corp.[1]	45,644	2,430,086
Pepco Holdings, Inc.[1]	32,639	790,516
AGL Resources, Inc.	11,062	675,224
TECO Energy, Inc.	6,383	167,618
NiSource, Inc.[1]	8,571	158,992
Consolidated Edison, Inc.[1]	2,253	150,613
Pinnacle West Capital Corp.[1]	2,326	149,190
Xcel Energy, Inc.[1]	4,138	146,527
Public Service Enterprise Group, Inc.[1]	3,453	145,578
American Electric Power Company, Inc.[1]	2,547	144,822
UGI Corp.[1]	4,114	143,249
FirstEnergy Corp.[1]	4,237	132,660
Edison International[1]	1,934	121,977
PG&E Corp.[1]	1,861	98,261
Atmos Energy Corp.[1]	1,395	81,161
Entergy Corp.[1]	588	38,279
Total Utilities		5,574,753
Basic Materials - 4.7%
Sigma-Aldrich Corp.[1]	18,293	2,541,263
Cytec Industries, Inc.[1]	15,820	1,168,307
OM Group, Inc.[1]	19,287	634,349
Newmont Mining Corp.[1]	8,815	141,657
Dow Chemical Co.[1]	3,110	131,864
Celanese Corp. — Class A1	2,204	130,411
Steel Dynamics, Inc.[1]	6,783	116,532
CF Industries Holdings, Inc.[1]	2,277	102,237
Mosaic Co.[1]	3,232	100,548
Domtar Corp.[1]	2,767	98,920
LyondellBasell Industries N.V. — Class A1	1,126	93,863
Westlake Chemical Corp.[1]	171	8,873
Total Basic Materials		5,268,824
Industrial - 4.4%
Precision Castparts Corp.	9,120	2,094,954
Con-way, Inc.	5,276	250,346
AMERCO[1]	392	154,239
Republic Services, Inc. — Class A1	3,355	138,226
Owens Corning[1]	3,282	137,549
Masco Corp.[1]	5,460	137,483
Stanley Black & Decker, Inc.[1]	1,371	132,960
Sonoco Products Co.[1]	3,478	131,259
L-3 Communications Holdings, Inc.[1]	1,225	128,037
GATX Corp.[1]	2,840	125,386
Cummins, Inc.[1]	1,126	122,261
FedEx Corp.[1]	833	119,934
WestRock Co.[1]	2,326	119,649
AGCO Corp.[1]	2,547	118,767
Ryder System, Inc.[1]	1,567	116,021
CSX Corp.[1]	4,285	115,267
Deere & Co.[1]	1,494	110,556
Corning, Inc.[1]	6,195	106,058
Northrop Grumman Corp.[1]	588	97,578
Huntington Ingalls Industries, Inc.[1]	857	91,828
Arrow Electronics, Inc.*,1	1,395	77,116

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 52.7% (continued)
Industrial - 4.4% (continued)
Spirit AeroSystems Holdings, Inc. — Class A*,1	1,518	$73,380
General Dynamics Corp.[1]	367	50,628
Jabil Circuit, Inc.[1]	1,837	41,094
Trinity Industries, Inc.[1]	1,518	34,413
Snap-on, Inc.[1]	196	29,584
Caterpillar, Inc.[1]	392	25,621
Bemis Company, Inc.[1]	245	9,695
Norfolk Southern Corp.[1]	123	9,397
Ball Corp.[1]	147	9,143
Waste Management, Inc.[1]	123	6,127
Total Industrial		4,914,556
Consumer, Cyclical - 3.4%
Office Depot, Inc.*,1	111,994	719,002
Remy International, Inc.[1]	18,475	540,395
Best Buy Company, Inc.[1]	4,628	171,791
Lear Corp.[1]	1,395	151,748
Foot Locker, Inc.[1]	2,008	144,515
Royal Caribbean Cruises Ltd.[1]	1,592	141,831
Alaska Air Group, Inc.[1]	1,763	140,071
Carnival Corp.[1]	2,767	137,520
CVS Health Corp.[1]	1,322	127,547
Whirlpool Corp.[1]	857	126,202
Liberty Interactive Corporation QVC Group — Class A*,1	4,800	125,904
CST Brands, Inc.[1]	3,551	119,527
PACCAR, Inc.[1]	2,277	118,791
Kohl's Corp.[1]	2,376	110,032
PulteGroup, Inc.[1]	5,143	97,048
Wyndham Worldwide Corp.[1]	1,347	96,849
WESCO International, Inc.*,1	1,812	84,204
Wendy's Co.[1]	9,697	83,879
Hyatt Hotels Corp. — Class A*,1	1,690	79,599
Southwest Airlines Co.[1]	2,033	77,335
Lennar Corp. — Class A1	1,445	69,548
Goodyear Tire & Rubber Co.[1]	2,277	66,784
GameStop Corp. — Class A	1,445	59,548
Dick's Sporting Goods, Inc.[1]	808	40,085
Target Corp.[1]	465	36,577
Macy's, Inc.[1]	686	35,206
United Continental Holdings, Inc.*,1	490	25,995
Dillard's, Inc. — Class A1	294	25,693
Norwegian Cruise Line Holdings Ltd.*,1	416	23,837
Leggett & Platt, Inc.[1]	563	23,224
Ford Motor Co.[1]	1,690	22,933
Lowe's Companies, Inc.[1]	270	18,608
General Motors Co.[1]	490	14,710
Rite Aid Corp.*,1	1,175	7,132
Walgreens Boots Alliance, Inc.[1]	24	1,994
Lennar Corp. — Class B1	24	950
Total Consumer, Cyclical		3,866,614
Communications - 3.2%
Time Warner Cable, Inc.[1]	7,483	1,342,226
Premiere Global Services, Inc.*	49,451	679,457
Cablevision Systems Corp. — Class A	7,650	248,396
Thomson Reuters Corp.[1]	3,526	141,957
Walt Disney Co.[1]	1,322	135,108
Symantec Corp.[1]	6,489	126,341
eBay, Inc.*,1	5,117	125,060
Telephone & Data Systems, Inc.[1]	4,922	122,853
TEGNA, Inc.[1]	5,460	122,249
Cisco Systems, Inc.[1]	4,383	115,054
Yahoo!, Inc.*,1	3,967	114,686
Comcast Corp. — Class A1	1,738	98,857
Comcast Corp. — Class A1	1,322	75,671
Frontier Communications Corp.[1]	13,835	65,716
CenturyLink, Inc.[1]	1,617	40,619
T-Mobile US, Inc.*,1	906	36,068
Expedia, Inc.[1]	220	25,890
John Wiley & Sons, Inc. — Class A1	319	15,960
AT&T, Inc.[1]	270	8,797
VeriSign, Inc.*,1	97	6,844
Total Communications		3,647,809
Energy - 2.8%
Baker Hughes, Inc.[1]	21,661	1,127,239
Cameron International Corp.*	6,679	409,557
Williams Partners, LP1	6,189	197,553
Murphy USA, Inc.*,1	2,497	137,209
Chevron Corp.[1]	1,690	133,306
Valero Energy Corp.[1]	2,180	131,018
Marathon Petroleum Corp.[1]	2,767	128,195
Frank's International N.V.[1]	6,562	100,595
PBF Energy, Inc. — Class A1	3,526	99,539
ConocoPhillips[1]	2,057	98,655
Murphy Oil Corp.[1]	3,698	89,492
Hess Corp.[1]	1,469	73,538
Phillips 66[1]	882	67,773
Tesoro Corp.[1]	662	64,373
Devon Energy Corp.[1]	1,518	56,303
Rowan Companies plc — Class A1	2,889	46,657
Newfield Exploration Co.*,1	955	31,420
National Oilwell Varco, Inc.[1]	808	30,421
Noble Corporation plc[1]	1,958	21,362
Marathon Oil Corp.[1]	1,249	19,235
SM Energy Co.[1]	539	17,270
EP Energy Corp. — Class A*,1	2,204	11,351
WPX Energy, Inc.*,1	1,421	9,407
Diamond Offshore Drilling, Inc.	319	5,519
Denbury Resources, Inc.[1]	1,346	3,284
Total Energy		3,110,271
Total Common Stocks
(Cost $60,102,948)		59,417,007

RIGHTS††† - 0.0%
Dividend and Income Fund
Expires 10/30/15	847	373
Total Rights
(Cost $–)		373

MUTUAL FUNDS† - 0.0%
Guggenheim Strategy Fund I2	795	19,773
Guggenheim Strategy Fund II2	237	5,899
Total Mutual Funds
(Cost $25,719)		25,672

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
CLOSED-END FUNDS† - 11.6%
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund[1,2]	36,419	$378,757
Nuveen Dividend Advantage Municipal Income Fund[1]	26,396	367,695
Adams Diversified Equity Fund, Inc.[1]	28,837	367,671
BlackRock Core Bond Trust[1]	28,009	361,875
Tri-Continental Corp.[1]	18,547	361,666
Nuveen Maryland Premium Income Municipal Fund[1]	29,336	361,419
Cohen & Steers REIT and Preferred Income Fund, Inc.[1]	20,176	349,649
BlackRock Enhanced Equity Dividend Trust[1]	46,726	336,426
AllianzGI Equity & Convertible Income Fund[1]	19,341	332,472
Alpine Total Dynamic Dividend Fund[1]	43,498	326,235
Morgan Stanley Emerging Markets Debt Fund, Inc.[1]	38,972	324,637
Western Asset/Claymore Inflation-Linked Securities & Income Fund[1,2]	30,561	322,419
Neuberger Berman Real Estate Securities Income Fund, Inc.[1]	66,075	304,606
Zweig Total Return Fund, Inc.[1]	25,405	290,125
GDL Fund[1]	28,528	280,145
Boulder Growth & Income Fund, Inc.[1]	28,763	214,284
BlackRock Credit Allocation Income Trust[1]	17,568	213,803
First Trust High Income Long/Short Fund[1]	14,833	208,997
Nuveen Credit Strategies Income Fund[1]	25,176	200,904
General American Investors Company, Inc.[1]	6,470	200,441
Zweig Fund, Inc.[1]	15,055	193,156
Advent Claymore Convertible Securities and Income Fund II1,2	34,495	187,308
Clough Global Allocation Fund[1]	14,164	184,840
Swiss Helvetia Fund, Inc.[1]	16,856	183,056
BlackRock Resources & Commodities Strategy Trust[1]	24,179	171,671
BlackRock MuniYield Michigan Quality Fund, Inc.[1]	12,382	163,194
Gabelli Healthcare & WellnessRx Trust[1]	16,605	160,902
Western Asset Worldwide Income Fund, Inc.[1]	14,231	139,891
Western Asset Emerging Markets Income Fund, Inc.[1]	13,966	133,515
Madison Covered Call & Equity Strategy Fund[1]	18,253	129,231
New Ireland Fund, Inc.[1]	7,687	103,390
Ellsworth Growth and Income Fund Ltd.[1]	12,904	100,909
Morgan Stanley Income Securities, Inc.[1]	5,461	94,912
Bancroft Fund Ltd.[1]	5,067	94,753
Nuveen New Jersey Dividend Advantage Municipal Fund[1]	6,555	84,035
Nuveen Build America Bond Fund[1]	4,220	82,923
China Fund, Inc.[1]	5,128	81,586
Central Securities Corp.[1]	4,109	81,194
BlackRock Limited Duration Income Trust[1]	5,608	80,980
Cohen & Steers Quality Income Realty Fund, Inc.[1]	7,147	80,761
Western Asset High Yield Defined Opportunity Fund, Inc.[1]	5,738	80,332
Putnam High Income Securities Fund[1]	11,217	79,080
Franklin Limited Duration Income Trust[1]	7,249	79,014
MFS Multimarket Income Trust[1]	13,953	77,997
Korea Equity Fund, Inc.[1]	10,810	77,508
Eaton Vance Tax-Advantaged Dividend Income Fund[1]	4,191	77,031
Nuveen Diversified Dividend & Income Fund[1]	7,385	76,509
First Trust Enhanced Equity Income Fund[1]	6,154	76,433
Western Asset Emerging Markets Debt Fund, Inc.[1]	5,652	75,285
Duff & Phelps Utility and Corporate Bond Trust, Inc.[1]	6,687	63,393
LMP Real Estate Income Fund, Inc.[1]	5,104	62,677
BlackRock Corporate High Yield Fund, Inc.[1]	6,268	61,865
BlackRock Multi-Sector Income Trust[1]	3,894	61,175
John Hancock Premium Dividend Fund[1]	4,830	60,665
Strategic Global Income Fund, Inc.[1]	7,611	60,355
BlackRock Debt Strategies Fund, Inc.[1]	18,054	60,300
Advent/Claymore Enhanced Growth & Income Fund[1,2]	7,312	59,958
AllianceBernstein Income Fund, Inc.[1]	7,622	59,909
Wells Fargo Advantage Multi-Sector Income Fund[1]	5,263	59,735
Eaton Vance Limited Duration Income Fund[1]	4,702	59,621
Templeton Emerging Markets Income Fund[1]	6,092	59,031
MFS Charter Income Trust[1]	7,579	58,737
Ares Dynamic Credit Allocation Fund, Inc.[1]	4,190	58,534
Ivy High Income Opportunities Fund[1]	4,493	58,274
RMR Real Estate Income Fund[1]	3,234	58,180
Cohen & Steers Closed-End Opportunity Fund, Inc.[1]	5,341	57,683

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
CLOSED-END FUNDS† - 11.6% (continued)
CBRE Clarion Global Real Estate Income Fund[1]	7,725	$57,011
Liberty All Star Equity Fund[1]	11,222	57,008
First Trust Aberdeen Global Opportunity Income Fund[1]	5,889	57,006
Royce Value Trust, Inc.[1]	4,946	56,879
Delaware Enhanced Global Dividend & Income Fund[1]	6,098	56,467
Duff & Phelps Global Utility Income Fund, Inc.[1]	3,721	56,336
Lazard Global Total Return and Income Fund, Inc.[1]	4,420	55,383
Delaware Investments National Municipal Income Fund[1]	4,008	51,302
Western Asset Managed High Income Fund, Inc.[1]	11,363	50,793
Asia Tigers Fund, Inc.[1]	4,851	44,387
Deutsche Global High Income Fund, Inc.[1]	5,767	43,593
Nuveen Quality Preferred Income Fund 3[1]	5,361	42,995
Fort Dearborn Income Securities, Inc.[1]	3,040	42,864
First Trust Dividend and Income Fund[1]	5,248	41,039
Western Asset High Income Fund II, Inc.[1]	6,165	39,887
Madison Strategic Sector Premium Fund[1]	3,713	39,618
First Trust Strategic High Income Fund II1	2,512	28,888
John Hancock Income Securities Trust[1]	2,035	28,348
Western Asset Income Fund[1]	1,898	25,035
Aberdeen Singapore Fund, Inc.[1]	2,748	23,743
Nuveen Multi-Market Income Fund, Inc.[1]	2,807	19,509
Nuveen Dividend Advantage Municipal Fund 3[1]	1,261	17,099
Central Europe Russia and Turkey Fund, Inc.[1]	939	16,799
New America High Income Fund, Inc.[1]	2,101	16,745
Global High Income Fund, Inc.[1]	2,142	16,536
Blackstone / GSO Strategic Credit Fund[1]	1,163	16,526
Western Asset Global Corporate Defined Opportunity Fund, Inc.[1]	1,038	16,432
Virtus Global Multi-Sector Income Fund[1]	1,131	16,173
Aberdeen Greater China Fund, Inc.[1]	1,907	16,171
Deutsche High Income Trust[1]	2,062	16,166
Cohen & Steers Total Return Realty Fund, Inc.[1]	1,345	15,979
Royce Micro-Capital Trust, Inc.[1]	2,041	15,797
BlackRock Global Opportunities Equity Trust[1]	1,301	15,742
European Equity Fund, Inc.[1]	2,021	15,723
Eaton Vance Risk-Managed Diversified Equity Income Fund[1]	1,633	15,677
Cohen & Steers Infrastructure Fund, Inc.[1]	817	15,580
Sprott Focus Trust, Inc.[1]	2,614	15,449
Clough Global Opportunities Fund[1]	1,431	15,312
Alpine Global Dynamic Dividend Fund[1]	1,775	15,176
LMP Capital and Income Fund, Inc.[1]	1,227	14,920
Gabelli Global Utility & Income Trust[1]	929	14,910
Macquarie Global Infrastructure Total Return Fund, Inc.[1]	763	14,703
MFS Intermediate High Income Fund[1]	5,478	12,435
Invesco Trust for Investment Grade New York Municipals[1]	815	11,238
BlackRock MuniHoldings Quality Fund II, Inc.[1]	841	11,125
Eaton Vance New York Municipal Bond Fund[1]	881	11,100
Eaton Vance Municipal Bond Fund[1]	886	11,084
Nuveen Premium Income Municipal Fund 2, Inc.[1]	812	11,084
Invesco Advantage Municipal Income Trust II1	976	11,078
Putnam Municipal Opportunities Trust[1]	926	11,075
Nuveen Dividend Advantage Municipal Fund[1]	804	11,071
Invesco Quality Municipal Income Trust[1]	911	11,069
BlackRock MuniYield Investment Quality Fund[1]	819	11,057
Nuveen Quality Municipal Fund, Inc.[1]	849	11,054
Eaton Vance California Municipal Bond Fund[1]	950	11,049
Nuveen Municipal Advantage Fund, Inc.[1]	830	11,047
Invesco Trust for Investment Grade Municipals[1]	854	11,042
Eaton Vance Municipal Income 2028 Term Trust[1]	637	11,033
BlackRock MuniHoldings California Quality Fund, Inc.[1]	767	11,022
Invesco Pennsylvania Value Municipal Income Trust[1]	899	11,022
Invesco Bond Fund[1]	625	11,019
Nuveen Dividend Advantage Municipal Fund 2[1]	809	11,019
Nuveen Performance Plus Municipal Fund, Inc.[1]	777	11,018
Nuveen Municipal Market Opportunity Fund, Inc.[1]	841	11,017
BlackRock Municipal Income Investment Trust[1]	810	11,008

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
CLOSED-END FUNDS† - 11.6% (continued)
Putnam Managed Municipal Income Trust[1]	1,538	$10,997
Invesco Municipal Opportunity Trust[1]	874	10,995
Nuveen New York AMT-Free Municipal Income Fund[1]	873	10,991
Invesco Municipal Trust[1]	895	10,991
Nuveen Premium Income Municipal Fund, Inc.[1]	820	10,988
Dreyfus Municipal Bond Infrastructure Fund, Inc.[1]	926	10,982
MFS Intermediate Income Trust[1]	2,413	10,979
Nuveen New York Dividend Advantage Municipal Fund[1]	818	10,978
Nuveen Build America Bond Opportunity Fund[1]	564	10,953
Nuveen AMT-Free Municipal Income Fund[1]	840	10,945
PIMCO Dynamic Credit Income Fund[1]	599	10,944
Japan Smaller Capitalization Fund, Inc.[1]	1,076	10,943
BlackRock Muni Intermediate Duration Fund, Inc.[1]	786	10,941
Delaware Investments Minnesota Municipal Income Fund II, Inc.[1]	832	10,941
BlackRock MuniHoldings Quality Fund, Inc.[1]	847	10,935
Deutsche Multi-Market Income Trust[1]	1,477	10,915
Prudential Short Duration High Yield Fund, Inc.[1]	744	10,907
Nuveen Quality Income Municipal Fund, Inc.[1]	808	10,900
BlackRock Taxable Municipal Bond Trust[1]	540	10,897
Nuveen Select Quality Municipal Fund, Inc.[1]	815	10,897
Nuveen Connecticut Premium Income Municipal Fund[1]	884	10,891
Deutsche Strategic Income Trust[1]	1,059	10,887
Nuveen Premier Municipal Income Fund, Inc.[1]	834	10,884
BlackRock Long-Term Municipal Advantage Trust[1]	988	10,878
BlackRock MuniHoldings New Jersey Quality Fund, Inc.[1]	804	10,870
BlackRock MuniYield Pennsylvania Quality Fund[1]	801	10,870
BlackRock New York Municipal Income Quality Trust[1]	839	10,865
BlackRock Municipal Income Investment Quality Trust[1]	777	10,862
Nuveen Texas Quality Income Municipal Fund[1]	797	10,847
BlackRock Income Trust, Inc.[1]	1,718	10,841
Nuveen Pennsylvania Investment Quality Municipal Fund[1]	826	10,837
Nuveen North Carolina Premium Income Municipal Fund[1]	850	10,829
Nuveen Short Duration Credit Opportunities Fund[1]	711	10,814
Nuveen Michigan Quality Income Municipal Fund[1]	819	10,803
Nuveen Preferred Income Opportunities Fund[1]	1,200	10,788
Nuveen Ohio Quality Income Municipal Fund[1]	747	10,749
AllianceBernstein Global High Income Fund, Inc.[1]	970	10,738
Mexico Fund, Inc.[1]	616	10,731
Western Asset High Income Opportunity Fund, Inc.[1]	2,288	10,731
Neuberger Berman High Yield Strategies Fund, Inc.[1]	1,053	10,730
Nuveen S&P 500 Dynamic Overwrite Fund[1]	845	10,681
Managed High Yield Plus Fund, Inc.[1]	6,652	10,643
Nuveen Floating Rate Income Fund[1]	1,059	10,643
Morgan Stanley Asia-Pacific Fund, Inc.[1]	821	10,632
KKR Income Opportunities Fund[1]	730	10,629
Brookfield High Income Fund, Inc.[1]	1,455	10,607
Prudential Global Short Duration High Yield Fund, Inc.[1]	769	10,605
Principal Real Estate Income Fund[1]	614	10,592
Credit Suisse Asset Management Income Fund, Inc.[1]	3,741	10,587
Franklin Universal Trust[1]	1,788	10,567
Morgan Stanley Emerging Markets Fund, Inc.[1]	836	10,567
Voya Emerging Markets High Income Dividend Equity Fund[1]	1,368	10,547
Nuveen Senior Income Fund[1]	1,783	10,538
Wells Fargo Advantage Income Opportunities Fund[1]	1,391	10,530
India Fund, Inc.[1]	431	10,499
Nuveen Flexible Investment Income Fund[1]	707	10,499
Nuveen Floating Rate Income Opportunity Fund[1]	1,053	10,477
Morgan Stanley India Investment Fund, Inc.*,[1]	397	10,445
Pioneer Diversified High Income Trust[1]	707	10,442
Pacholder High Yield Fund, Inc.[1]	1,659	10,435

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
CLOSED-END FUNDS† - 11.6% (continued)
Nuveen Massachusetts Premium Income Municipal Fund[1]	774	$10,434
First Trust Aberdeen Emerging Opportunity Fund[1]	798	10,422
John Hancock Investors Trust[1]	713	10,403
Dreyfus High Yield Strategies Fund[1]	3,391	10,376
Credit Suisse High Yield Bond Fund[1]	4,566	10,365
Templeton Dragon Fund, Inc.[1]	552	10,322
Invesco High Income Trust II1	801	10,309
Special Opportunities Fund, Inc.[1]	732	10,299
Templeton Emerging Markets Fund/United States[1]	931	10,269
Delaware Investments Dividend & Income Fund, Inc.[1]	1,226	10,262
Western Asset Global High Income Fund, Inc.[1]	1,139	10,217
New Germany Fund, Inc.[1]	709	10,217
Western Asset Global Partners Income Fund, Inc.[1]	1,280	10,214
JPMorgan China Region Fund, Inc.[1]	711	10,182
John Hancock Hedged Equity & Income Fund[1]	707	10,174
AllianzGI NFJ Dividend Interest & Premium Strategy Fund[1]	789	10,083
Asia Pacific Fund, Inc.*,[1]	977	10,063
Aberdeen Australia Equity Fund, Inc.[1]	1,876	10,035
Eaton Vance Enhanced Equity Income Fund[1]	842	10,011
Voya Infrastructure Industrials and Materials Fund[1]	816	10,004
Stone Harbor Emerging Markets Total Income Fund[1]	878	9,974
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.[1]	934	9,938
Voya Global Equity Dividend and Premium Opportunity Fund[1]	1,427	9,918
Wells Fargo Advantage Global Dividend Opportunity Fund[1]	1,675	9,899
GAMCO Global Gold Natural Resources & Income Trust[1]	1,982	9,890
Gabelli Multimedia Trust, Inc.[1]	1,311	9,872
Calamos Strategic Total Return Fund[1]	1,060	9,847
Calamos Convertible Opportunities and Income Fund[1]	994	9,831
BlackRock Utility and Infrastructure Trust[1]	603	9,805
Legg Mason BW Global Income Opportunities Fund, Inc.[1]	842	9,776
Gabelli Dividend & Income Trust[1]	556	9,763
Liberty All Star Growth Fund, Inc.[1]	2,150	9,761
Nuveen Tax-Advantaged Total Return Strategy Fund[1]	865	9,749
Guggenheim Enhanced Equity Strategy Fund[1,2]	652	9,715
Voya Asia Pacific High Dividend Equity Income Fund[1]	1,134	9,707
GAMCO Natural Resources Gold & Income Trust[1]	1,676	9,704
Guggenheim Enhanced Equity Income Fund[1,2]	1,346	9,691
Lazard World Dividend & Income Fund, Inc.[1]	1,060	9,657
Calamos Global Dynamic Income Fund[1]	1,385	9,640
Nuveen Tax-Advantaged Dividend Growth Fund[1]	713	9,633
Nuveen Global Equity Income Fund[1]	941	9,589
Clough Global Equity Fund[1]	757	9,584
Aberdeen Japan Equity Fund, Inc.[1]	1,375	9,433
Brookfield Global Listed Infrastructure Income Fund, Inc.[1]	752	9,423
Advent Claymore Convertible Securities and Income Fund[1,2]	715	9,417
Cushing Renaissance Fund[1]	645	9,378
Dividend and Income Fund[1]	847	9,190
Tekla Healthcare Opportunities Fund[1]	561	9,144
Tortoise Pipeline & Energy Fund, Inc.[1]	486	8,714
Mexico Equity & Income Fund, Inc.[1]	781	8,591
Taiwan Fund, Inc.[1]	590	8,543
Aberdeen Latin America Equity Fund, Inc.[1]	416	6,677
Eaton Vance New Jersey Municipal Income Trust[1]	545	6,524
ASA Gold and Precious Metals Ltd.[1]	738	5,771
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.[1]	193	4,275
First Trust Intermediate Duration Preferred & Income Fund[1]	131	2,809
Korea Fund, Inc.*,[1]	60	2,131
Delaware Investments Colorado Municipal Income Fund, Inc.	151	2,111
Latin American Discovery Fund, Inc.[1]	239	1,864
Alliance California Municipal Income Fund, Inc.[1]	120	1,642
Total Closed-End Funds
(Cost $13,998,728)		13,045,056

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Face Amount	Value
REPURCHASE AGREEMENTS††,3 - 22.0%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$14,223,642	$14,223,642
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	5,444,342	5,444,342
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	5,109,439	5,109,439
Total Repurchase Agreements
(Cost $24,777,423)		24,777,423
Total Investments - 86.3%
(Cost $98,904,818)		$97,265,531

	Shares
COMMON STOCKS SOLD SHORT† - (23.4)%
Diversified - (0.1)%
Leucadia National Corp.	3,999	(81,020)
Basic Materials - (0.7)%
NewMarket Corp.	24	(8,568)
United States Steel Corp.	933	(9,722)
Albemarle Corp.	344	(15,170)
Freeport-McMoRan, Inc.	1,694	(16,415)
PPG Industries, Inc.	392	(34,374)
Allegheny Technologies, Inc.	3,017	(42,781)
Southern Copper Corp.	1,627	(43,473)
Platform Specialty Products Corp.*	3,457	(43,731)
Tahoe Resources, Inc.	6,625	(51,278)
Royal Gold, Inc.	1,233	(57,926)
FMC Corp.	2,005	(67,990)
Monsanto Co.	834	(71,174)
Praxair, Inc.	785	(79,960)
RPM International, Inc.	1,914	(80,177)
Ecolab, Inc.	809	(88,763)
WR Grace & Co.*	980	(91,189)
Total Basic Materials		(802,691)
Utilities - (1.2)%
NRG Energy, Inc.	467	(6,935)
Duke Energy Corp.	123	(8,849)
American Water Works Company, Inc.	215	(11,842)
Exelon Corp.	932	(27,680)
Vectren Corp.	1,100	(46,211)
MDU Resources Group, Inc.	4,826	(83,007)
Calpine Corp.*	5,770	(84,242)
CenterPoint Energy, Inc.	4,711	(84,986)
NextEra Energy, Inc.	932	(90,917)
National Fuel Gas Co.	1,833	(91,613)
OGE Energy Corp.	3,361	(91,957)
Sempra Energy	956	(92,464)
Questar Corp.	4,779	(92,760)
PPL Corp.	2,906	(95,578)
Eversource Energy	1,889	(95,621)
Dominion Resources, Inc.	1,366	(96,139)
ITC Holdings Corp.	2,945	(98,186)
Southern Co.	2,209	(98,742)
Aqua America, Inc.	3,869	(102,413)
Total Utilities		(1,400,142)
Communications - (2.0)%
Clear Channel Outdoor Holdings, Inc. — Class A*	99	(706)
Discovery Communications, Inc. — Class C*	168	(4,081)
United States Cellular Corp.*	245	(8,680)
Palo Alto Networks, Inc.*	73	(12,556)
Amazon.com, Inc.*	49	(25,083)
Google, Inc. — Class C*	48	(29,204)
Google, Inc. — Class A*	48	(30,642)
Groupon, Inc. — Class A*	12,343	(40,238)
LinkedIn Corp. — Class A*	221	(42,019)
FireEye, Inc.*	1,349	(42,925)
Nielsen Holdings plc	1,172	(52,119)
Splunk, Inc.*	1,129	(62,490)
Yelp, Inc. — Class A*	2,931	(63,485)
CBS Corp. — Class B	1,906	(76,049)
TripAdvisor, Inc.*	1,300	(81,926)
Verizon Communications, Inc.	1,914	(83,278)
DISH Network Corp. — Class A*	1,443	(84,185)
HomeAway, Inc.*	3,225	(85,592)
Discovery Communications, Inc. — Class A*	3,315	(86,289)
Viavi Solutions, Inc.*	16,138	(86,661)
Priceline Group, Inc.*	71	(87,818)
Juniper Networks, Inc.	3,509	(90,216)
Motorola Solutions, Inc.	1,362	(93,134)
Twitter, Inc.*	3,565	(96,041)
Sprint Corp.*	26,073	(100,120)
Pandora Media, Inc.*	5,628	(120,102)
Charter Communications, Inc. — Class A*	4,047	(711,665)
Total Communications		(2,297,304)
Energy - (2.1)%
Whiting Petroleum Corp.*	550	(8,399)
Kosmos Energy Ltd.*	2,846	(15,881)
CONSOL Energy, Inc.	1,870	(18,326)
RPC, Inc.	2,577	(22,806)
Continental Resources, Inc.*	807	(23,379)
Gulfport Energy Corp.*	1,301	(38,614)
Antero Resources Corp.*	1,841	(38,956)
Oceaneering International, Inc.	1,056	(41,480)
Cimarex Energy Co.	479	(49,088)
Memorial Resource Development Corp.*	2,894	(50,877)
Range Resources Corp.	1,595	(51,231)
Rice Energy, Inc.*	3,214	(51,938)
Weatherford International plc*	7,175	(60,844)
Cabot Oil & Gas Corp. — Class A	2,846	(62,214)
ONEOK, Inc.	2,106	(67,813)
Dril-Quip, Inc.*	1,177	(68,525)
Equities Corp.	1,104	(71,506)
FMC Technologies, Inc.*	2,341	(72,571)
Cheniere Energy, Inc.*	1,524	(73,609)
Anadarko Petroleum Corp.	1,271	(76,756)
Cobalt International Energy, Inc.*	11,642	(82,425)
Pioneer Natural Resources Co.	731	(88,919)
Schlumberger Ltd.	4,782	(329,815)
Halliburton Co.	24,260	(857,591)
Total Energy		(2,323,563)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS SOLD SHORT† - (23.4)% (continued)
Industrial - (2.5)%
Flowserve Corp.	23	$(946)
Vulcan Materials Co.	73	(6,512)
Crane Co.	147	(6,852)
Fortune Brands Home & Security, Inc.	196	(9,304)
Teekay Corp.	319	(9,455)
Honeywell International, Inc.	120	(11,363)
BWX Technologies, Inc.	491	(12,943)
Golar LNG Ltd.	550	(15,334)
SPX Corp.	1,497	(17,844)
Rockwell Collins, Inc.	221	(18,087)
Kirby Corp.*	295	(18,275)
Wabtec Corp.	245	(21,572)
Boeing Co.	172	(22,523)
Clean Harbors, Inc.*	540	(23,744)
Colfax Corp.*	809	(24,197)
Acuity Brands, Inc.	147	(25,810)
Martin Marietta Materials, Inc.	172	(26,135)
Hexcel Corp.	638	(28,621)
Middleby Corp.*	295	(31,031)
Emerson Electric Co.	761	(33,613)
Waters Corp.*	295	(34,872)
SPX FLOW, Inc.*	1,497	(51,542)
Expeditors International of Washington, Inc.	1,325	(62,341)
Trimble Navigation Ltd.*	3,803	(62,445)
Eagle Materials, Inc.	932	(63,767)
Kansas City Southern	785	(71,341)
Nordson Corp.	1,153	(72,570)
Kennametal, Inc.	2,978	(74,122)
J.B. Hunt Transport Services, Inc.	1,056	(75,398)
Graco, Inc.	1,129	(75,677)
SunPower Corp. — Class A*	3,806	(76,272)
Allegion plc	1,363	(78,591)
Timken Co.	2,918	(80,216)
Garmin Ltd.	2,265	(81,268)
Armstrong World Industries, Inc.*	1,742	(83,163)
Donaldson Company, Inc.	2,983	(83,763)
SBA Communications Corp. — Class A*	809	(84,735)
USG Corp.*	3,190	(84,918)
Tyco International plc	2,551	(85,356)
B/E Aerospace, Inc.	1,956	(85,868)
FLIR Systems, Inc.	3,092	(86,545)
Landstar System, Inc.	1,366	(86,700)
KBR, Inc.	5,290	(88,131)
TransDigm Group, Inc.*	417	(88,575)
Manitowoc Company, Inc.	5,906	(88,590)
CH Robinson Worldwide, Inc.	1,349	(91,435)
United Parcel Service, Inc. — Class B	957	(94,446)
National Instruments Corp.	3,430	(95,320)
AptarGroup, Inc.	1,448	(95,510)
Stericycle, Inc.*	687	(95,706)
Owens-Illinois, Inc.*	4,692	(97,218)
Total Industrial		(2,840,562)
Consumer, Cyclical - (2.7)%
Starbucks Corp.	73	(4,149)
Nordstrom, Inc.	123	(8,820)
Regal Entertainment Group — Class A	491	(9,177)
Michael Kors Holdings Ltd.*	245	(10,349)
Johnson Controls, Inc.	319	(13,194)
Visteon Corp.*	146	(14,781)
Mattel, Inc.	810	(17,059)
Copa Holdings S.A. — Class A	430	(18,030)
Williams-Sonoma, Inc.	335	(25,577)
Dollar General Corp.	491	(35,568)
Cabela's, Inc.*	785	(35,796)
CarMax, Inc.*	613	(36,363)
Costco Wholesale Corp.	319	(46,118)
Wynn Resorts Ltd.	962	(51,101)
Choice Hotels International, Inc.	1,092	(52,034)
BorgWarner, Inc.	1,595	(66,336)
Tupperware Brands Corp.	1,374	(67,999)
HD Supply Holdings, Inc.*	2,454	(70,233)
Sally Beauty Holdings, Inc.*	2,969	(70,514)
Ulta Salon Cosmetics & Fragrance, Inc.*	441	(72,037)
WW Grainger, Inc.	351	(75,469)
Gaming and Leisure Properties, Inc.	2,577	(76,537)
Spirit Airlines, Inc.*	1,635	(77,336)
Tiffany & Co.	1,031	(79,614)
McDonald's Corp.	809	(79,711)
MGM Resorts International*	4,424	(81,623)
Yum! Brands, Inc.	1,056	(84,427)
MSC Industrial Direct Company, Inc. — Class A	1,413	(86,235)
Copart, Inc.*	2,626	(86,396)
Chipotle Mexican Grill, Inc. — Class A*	122	(87,871)
LKQ Corp.*	3,141	(89,079)
Fastenal Co.	2,450	(89,695)
Panera Bread Co. — Class A*	466	(90,129)
Dunkin' Brands Group, Inc.	1,841	(90,209)
Scotts Miracle-Gro Co. — Class A	1,497	(91,048)
Tractor Supply Co.	1,080	(91,066)
Kate Spade & Co.*	4,849	(92,664)
Tempur Sealy International, Inc.*	1,301	(92,930)
Toro Co.	1,374	(96,922)
Tesla Motors, Inc.*	391	(97,124)
Lions Gate Entertainment Corp.	2,818	(103,702)
JC Penney Company, Inc.*	11,700	(108,693)
Signet Jewelers Ltd.	807	(109,857)
Staples, Inc.	24,504	(287,431)
Total Consumer, Cyclical		(3,071,003)
Technology - (3.0)%
Lexmark International, Inc. — Class A	49	(1,420)
QUALCOMM, Inc.	143	(7,683)
SanDisk Corp.	191	(10,377)
Linear Technology Corp.	589	(23,766)
International Business Machines Corp.	170	(24,645)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS SOLD SHORT† - (23.4)% (continued)
Technology - (3.0)% (continued)
IHS, Inc. — Class A*	269	$(31,204)
Nuance Communications, Inc.*	2,502	(40,958)
Cree, Inc.*	2,380	(57,667)
Veeva Systems, Inc. — Class A*	2,603	(60,936)
KLA-Tencor Corp.	1,268	(63,400)
MSCI, Inc. — Class A	1,153	(68,557)
Allscripts Healthcare Solutions, Inc.*	5,607	(69,527)
Atmel Corp.	9,889	(79,805)
Autodesk, Inc.*	1,818	(80,247)
Workday, Inc. — Class A*	1,177	(81,048)
NCR Corp.*	3,668	(83,447)
Jack Henry & Associates, Inc.	1,202	(83,671)
VeriFone Systems, Inc.*	3,057	(84,771)
NetSuite, Inc.*	1,031	(86,501)
ServiceNow, Inc.*	1,252	(86,951)
Zynga, Inc. — Class A*	40,699	(92,794)
salesforce.com, Inc.*	1,349	(93,661)
VMware, Inc. — Class A*	1,199	(94,469)
Paychex, Inc.	1,988	(94,688)
athenahealth, Inc.*	724	(96,545)
Solera Holdings, Inc.	2,395	(129,330)
NXP Semiconductor N.V.*	9,679	(842,751)
Avago Technologies Ltd.	6,836	(854,568)
Total Technology		(3,425,387)
Consumer, Non-cyclical - (3.6)%
Incyte Corp.*	24	(2,648)
Aaron's, Inc.	99	(3,575)
FleetCor Technologies, Inc.*	49	(6,743)
Clorox Co.	99	(11,437)
Moody's Corp.	123	(12,079)
Whole Foods Market, Inc.	442	(13,989)
Brown-Forman Corp. — Class A	168	(17,974)
WhiteWave Foods Co. — Class A*	663	(26,619)
Endo International plc*	417	(28,890)
Hain Celestial Group, Inc.*	613	(31,631)
Jazz Pharmaceuticals plc*	245	(32,538)
H&R Block, Inc.	966	(34,969)
Monster Beverage Corp.*	269	(36,353)
Coca-Cola Enterprises, Inc.	789	(38,148)
Illumina, Inc.*	221	(38,856)
Tenet Healthcare Corp.*	1,177	(43,455)
Akorn, Inc.*	1,555	(44,325)
Avis Budget Group, Inc.*	1,129	(49,315)
Avon Products, Inc.	16,475	(53,544)
Campbell Soup Co.	1,080	(54,734)
Bristol-Myers Squibb Co.	932	(55,174)
Intuitive Surgical, Inc.*	123	(56,528)
Stryker Corp.	613	(57,683)
Intercept Pharmaceuticals, Inc.*	367	(60,871)
Rollins, Inc.	2,502	(67,229)
Vertex Pharmaceuticals, Inc.*	705	(73,419)
Brookdale Senior Living, Inc. — Class A*	3,320	(76,227)
Estee Lauder Companies, Inc. — Class A	981	(79,147)
Mead Johnson Nutrition Co. — Class A	1,125	(79,200)
McGraw Hill Financial, Inc.	932	(80,618)
Bruker Corp.*	4,997	(82,101)
Envision Healthcare Holdings, Inc.*	2,233	(82,152)
Brown-Forman Corp. — Class B	871	(84,400)
Seattle Genetics, Inc.*	2,206	(85,063)
CR Bard, Inc.	466	(86,820)
Premier, Inc. — Class A*	2,552	(87,712)
Align Technology, Inc.*	1,546	(87,751)
Sprouts Farmers Market, Inc.*	4,203	(88,683)
Colgate-Palmolive Co.	1,415	(89,796)
Gartner, Inc.*	1,080	(90,644)
Philip Morris International, Inc.	1,153	(91,467)
Sysco Corp.	2,356	(91,813)
Morningstar, Inc.	1,153	(92,540)
MasterCard, Inc. — Class A	1,031	(92,914)
Kimberly-Clark Corp.	859	(93,665)
Live Nation Entertainment, Inc.*	3,934	(94,573)
McCormick & Company, Inc.	1,153	(94,754)
Kellogg Co.	1,424	(94,767)
Coca-Cola Co.	2,380	(95,486)
Verisk Analytics, Inc. — Class A*	1,301	(96,157)
Keurig Green Mountain, Inc.	1,847	(96,303)
Hershey Co.	1,056	(97,025)
Hertz Global Holdings, Inc.*	6,065	(101,467)
Anthem, Inc.	737	(103,180)
Flowers Foods, Inc.	4,331	(107,149)
IDEXX Laboratories, Inc.*	1,470	(109,148)
Centene Corp.*	3,478	(188,612)
Aetna, Inc.	1,800	(196,938)
Total Consumer, Non-cyclical		(4,070,998)
Financial - (5.5)%
Progressive Corp.	49	(1,501)
ProLogis REIT, Inc.	98	(3,812)
Liberty Property Trust	147	(4,632)
First Niagara Financial Group, Inc.	467	(4,768)
Forest City Enterprises, Inc. — Class A*	245	(4,932)
Torchmark Corp.	120	(6,768)
Apartment Investment & Management REIT Co. — Class A	221	(8,181)
Mercury General Corp.	239	(12,072)
DDR Corp.	794	(12,212)
Realty Income REIT Corp.	269	(12,748)
WP Carey, Inc.	271	(15,667)
Cincinnati Financial Corp.	392	(21,090)
Douglas Emmett, Inc.	957	(27,485)
Unum Group	884	(28,359)
Kilroy Realty Corp.	564	(36,750)
Zions Bancorporation	1,424	(39,217)
Visa, Inc. — Class A	687	(47,856)
Charles Schwab Corp.	1,865	(53,264)
BB&T Corp.	1,557	(55,429)
Healthcare Trust of America, Inc. — Class A	2,331	(57,133)
Franklin Resources, Inc.	1,644	(61,255)
TCF Financial Corp.	4,449	(67,447)
Simon Property Group REIT, Inc.	368	(67,609)
SLM Corp.*	9,177	(67,910)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS SOLD SHORT† - (23.4)% (continued)
Financial - (5.5)% (continued)
Waddell & Reed Financial, Inc. — Class A	1,962	$(68,219)
NorthStar Asset Management Group, Inc.	4,998	(71,771)
SVB Financial Group*	638	(73,715)
Senior Housing Properties Trust	4,589	(74,342)
TFS Financial Corp.	4,343	(74,917)
Eaton Vance Corp.	2,282	(76,264)
American Tower REIT Corp. — Class A	884	(77,774)
TD Ameritrade Holding Corp.	2,528	(80,492)
State Street Corp.	1,202	(80,786)
Signature Bank*	589	(81,023)
Aflac, Inc.	1,398	(81,266)
Rayonier, Inc.	3,705	(81,769)
Alliance Data Systems Corp.*	319	(82,615)
Howard Hughes Corp.*	734	(84,219)
Aon plc	956	(84,711)
T. Rowe Price Group, Inc.	1,227	(85,277)
Arthur J Gallagher & Co.	2,084	(86,028)
Genworth Financial, Inc. — Class A*	18,971	(87,646)
U.S. Bancorp	2,153	(88,295)
Marsh & McLennan Companies, Inc.	1,692	(88,356)
Cullen/Frost Bankers, Inc.	1,394	(88,631)
LPL Financial Holdings, Inc.	2,229	(88,647)
Crown Castle International REIT Corp.	1,129	(89,044)
Brown & Brown, Inc.	2,951	(91,392)
White Mountains Insurance Group Ltd.	123	(91,918)
Plum Creek Timber Company REIT, Inc.	2,331	(92,098)
Intercontinental Exchange, Inc.	392	(92,116)
Commerce Bancshares, Inc.	2,048	(93,307)
Loews Corp.	2,617	(94,578)
Old Republic International Corp.	6,060	(94,778)
BOK Financial Corp.	1,495	(96,741)
American Homes 4 Rent — Class A	6,051	(97,300)
BankUnited, Inc.	2,724	(97,383)
American Express Co.	1,322	(98,000)
Tanger Factory Outlet Centers, Inc.	3,063	(100,987)
ProAssurance Corp.	2,061	(101,133)
Assurant, Inc.	1,301	(102,792)
CBOE Holdings, Inc.	1,570	(105,316)
PacWest Bancorp	7,522	(322,017)
ACE Ltd.	4,102	(424,147)
M&T Bank Corp.	3,710	(452,435)
Royal Bank of Canada	16,338	(902,675)
Total Financial		(6,145,017)
Total Common Stock Sold Short
(Proceeds $30,336,711)		(26,457,687)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (9.8)%
iShares MSCI Australia ETF	1,470	(26,342)
Market Vectors Russia ETF	3,645	(57,227)
iShares MSCI Taiwan ETF	4,354	(57,299)
iShares MSCI Japan ETF	6,506	(74,364)
iShares MSCI Emerging Markets ETF	2,559	(83,884)
iShares Core U.S. Aggregate Bond ETF	908	(99,499)
iShares MSCI Mexico Capped ETF	2,222	(114,566)
Market Vectors Gold Miners ETF	9,066	(124,567)
iShares China Large-Capital ETF	4,718	(167,347)
PowerShares QQQ Trust Series 1	1,789	(182,049)
iShares MSCI South Korea Capped ETF	3,961	(193,218)
iShares MSCI United Kingdom ETF	14,741	(241,605)
iShares 7-10 Year Treasury Bond ETF	3,137	(338,388)
iShares 20+ Year Treasury Bond ETF	3,038	(375,315)
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,417	(396,680)
iShares MSCI EAFE ETF	8,670	(496,964)
iShares Russell 2000 Index ETF	6,171	(673,873)
iShares US Real Estate ETF	12,063	(855,870)
iShares TIPS Bond ETF	7,764	(859,397)
SPDR S&P 500 ETF Trust	14,553	(2,788,791)
SPDR Barclays High Yield Bond ETF	78,485	(2,798,774)
Total Exchange-Traded Funds Sold Short
(Proceeds $11,147,781)		(11,006,019)
Total Securities Sold Short - (33.2)%
(Proceeds $41,484,492)		$(37,463,706)
Other Assets & Liabilities, net - 46.9%		52,917,499
Total Net Assets - 100.0%		$112,719,324

	Contracts	Unrealized Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2015 Japanese Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $25,953,482)	21	$60,869
December 2015 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $5,062,313)	42	21,349
December 2015 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $1,416,422)	11	12,700
December 2015 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $726,869)	8	6,741

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Contracts	Unrealized Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED† (continued)
December 2015 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $2,762,219)	26	$4,620
December 2015 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $1,298,028)	9	4,411
December 2015 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $6,471,163)	52	3,401
(Total Aggregate Value of Contracts $43,690,496)		$114,091

EQUITY FUTURES CONTRACTS PURCHASED†
December 2015 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $561,600)	26	$119,221
October 2015 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $273,000)	12	13,702
October 2015 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $106,856)	1	1,886
December 2015 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $80,845)	1	1,085
February 2016 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $110,875)	5	362
October 2015 CAC 40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $448,265)	9	(912)
December 2015 Nikkei 225 (OSE) Index Futures Contracts†† (Aggregate Value of Contracts $292,064)	2	(5,553)
December 2015 Topix Index Futures Contracts†† (Aggregate Value of Contracts $474,751)	4	(9,144)
December 2015 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $914,832)	10	(14,235)
October 2015 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $566,508)	6	(14,803)
December 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $1,082,186)	13	(20,724)
December 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $876,160)	8	(35,772)
(Total Aggregate Value of Contracts $5,787,942)		$35,113

COMMODITY FUTURES CONTRACTS PURCHASED†
December 2015 Wheat Futures Contracts (Aggregate Value of Contracts $461,700)	18	$20,020
December 2015 Corn Futures Contracts (Aggregate Value of Contracts $447,063)	23	19,532
December 2015 Silver Futures Contracts (Aggregate Value of Contracts $870,300)	12	(7,625)
November 2015 LME Lead Futures Contracts (Aggregate Value of Contracts $459,085)	11	(8,132)
(Total Aggregate Value of Contracts $2,238,148)		$23,795

COMMODITY FUTURES CONTRACTS SOLD SHORT†
November 2015 Natural Gas Futures Contracts (Aggregate Value of Contracts $556,380)	22	$30,169
November 2015 LME Zinc Futures Contracts (Aggregate Value of Contracts $1,010,940)	24	23,498
December 2015 Live Cattle Futures Contracts (Aggregate Value of Contracts $574,200)	11	23,299
December 2015 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $892,400)	8	17,974
November 2015 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $1,015,690)	26	17,434
December 2015 Cotton #2 Futures Contracts (Aggregate Value of Contracts $362,940)	12	8,364
November 2015 Low Sulphur Gas Oil Futures Contracts (Aggregate Value of Contracts $846,000)	18	6,750
December 2015 Brent Crude Futures Contracts (Aggregate Value of Contracts $492,300)	10	2,643

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS SOLD SHORT† (continued)
November 2015 New York Harbor Ultra-Low Sulfur Diesel Futures Contracts (Aggregate Value of Contracts $129,713)	2	$952
December 2015 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $636,563)	14	(716)
November 2015 Soybean Futures Contracts (Aggregate Value of Contracts $178,550)	4	(1,091)
December 2015 Copper Futures Contracts (Aggregate Value of Contracts $116,950)	2	(2,167)
December 2015 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $1,255,625)	50	(3,391)
November 2015 LME Nickel Futures Contracts (Aggregate Value of Contracts $249,288)	4	(10,598)
December 2015 Lean Hogs Futures Contracts (Aggregate Value of Contracts $426,080)	16	(17,341)
March 2016 Sugar #11 Futures Contracts (Aggregate Value of Contracts $704,110)	49	(37,171)
(Total Aggregate Value of Contracts $9,447,729)		$58,608

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,576,137)	27	$42,753
January 2016 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $1,114,349)	51	16,446
November 2015 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $65,700)	3	5,482
October 2015 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $305,476)	5	3,523
October 2015 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $181,764)	6	435
December 2015 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $439,871)	5	(1,108)
December 2015 DAX Index Futures Contracts†† (Aggregate Value of Contracts $539,923)	2	(11,724)
(Total Aggregate Value of Contracts $5,223,220)		$55,807

CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2015 Australian Dollar Futures Contracts (Aggregate Value of Contracts $559,280)	8	$4,795
December 2015 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $1,123,500)	15	2,771
December 2015 Euro FX Futures Contracts (Aggregate Value of Contracts $279,700)	2	2,474
December 2015 Japanese Yen Futures Contracts (Aggregate Value of Contracts $2,711,800)	26	1,268
December 2015 British Pound Futures Contracts (Aggregate Value of Contracts $472,500)	5	237
December 2015 Swiss Franc Futures Contracts (Aggregate Value of Contracts $1,800,575)	14	(4,933)
(Total Aggregate Value of Contracts $6,947,355)		$6,612

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
December 2015 Australian Government 3 Year Bond Futures Contracts†† (Aggregate Value of Contracts $708,959)	9	$(1,759)
December 2015 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $721,095)	4	(2,500)
December 2015 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $314,813)	2	(4,163)
December 2015 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $481,594)	3	(8,240)
(Total Aggregate Value of Contracts $2,226,461)		$(16,662)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Units	Unrealized Gain (Loss)
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International December 2015 Goldman Sachs Multi- Hedge Strategies Short Index Swap, Terminating 12/11/15[4] (Notional Value $7,451,454)	72,825	$448,489

OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International December 2015 Goldman Sachs Multi- Hedge Strategies Long Index Swap, Terminating 12/11/15[5] (Notional Value $14,313,876)	116,648	$(605,451)

SECTOR DIVERSIFICATION

Goldman Sachs Multi-Hedge Strategies Short Index Swap4
Sector	% of Index
Industrials	23.3%
Energy	20.8%
Financials	12.0%
Technology	11.2%
Materials	10.2%
Communications	9.7%
Consumer Discretionary	8.6%
Utilities	2.0%
Health Care	1.6%
Consumer Staples	0.6%
Total	100.0%

Goldman Sachs Multi-Hedge Strategies Long Index Swap5
Sector	% of Index
Consumer Discretionary	25.0%
Financials	22.8%
Technology	15.9%
Consumer Staples	11.5%
Health Care	11.4%
Materials	4.1%
Industrials	3.6%
Communications	3.0%
Energy	2.5%
Utilities	0.2%
Total	100.0%

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	All or a portion of this security is pledged as short security collateral at September 30, 2015.
2	Affiliated issuer — See Note 5.
3	Repurchase Agreements — See Note 4.
4	Custom basket of 204 exchange-traded equity securities. Total Return based on Goldman Sachs Multi-Hedge Strategies Short Index +/- financing at a variable rate.
5	Custom basket of 209 exchange-traded equity securities. Total Return based on Goldman Sachs Multi-Hedge Strategies Long Index +/- financing at a variable rate.
ADR — American Depositary Receipt plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds.

The Funds may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investmentsconsistent with the Funds’ investment objectives and policies.

Significant Accounting Policies

1. The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

The value of OTC swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap's value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees.

Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of its investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.  Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Hedge:  an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure:  the use of an instrument to obtain exposure to a listed or other type of index.

Leverage:  gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity:  the ability to buy or sell exposure with little price/market impact.

Income: The use of an instrument that distributes periodic cash flows typically based upon some rate of interest.

Speculation:  the use of an instrument to express a macro-economic and other investment views.

For those Funds whose investment strategy consistently involves applying leverage, the value of the Funds’ shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile and riskier than if they had not been leveraged.

The following Funds utilized derivatives for the following purposes:

Fund	Index Exposure	Liquidity	Hedge	Income	Speculation	Leverage
Commodities Strategy Fund	x	x	—	—	—	—
Managed Futures Strategy Fund	x	x	—	—	—	x
Multi-Hedge Strategies Fund	—	—	x	x	x	—

The following table represents the average notional amount of derivative instruments outstanding (excluding any non-derivative positions) on a quarterly basis:

	Average Notional
Fund	Long	Short
Commodities Fund	$9,156,563	$148,538
Managed Futures Fund	1,177,378,455	213,495,163
Multi-Hedge Strategies Fund	89,252,553	44,545,448

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset.  A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free.  Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including: (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ investments at September 30, 2015:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Commodities Strategy Fund	$4,176,361	$30,613	$3,266,324	$–	$–	$7,473,298
Managed Futures Strategy Fund	175,133,019	3,203,807	43,221,019	1,697,381	–	223,255,226
Multi-Hedge Strategies Fund	72,487,735	415,715	24,777,423	533,940	373	98,215,186
Liabilities
Commodities Strategy Fund	$–	$123,569	$–	$–	$–	$123,569
Managed Futures Strategy Fund	–	1,828,977	–	753,564	–	2,582,541
Multi-Hedge Strategies Fund	37,463,706	162,064	–	667,189	–	38,292,959

*	Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended September 30, 2015, there were no transfers between levels.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

4. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2015, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group 0.04% Due 10/01/15	$422,000,000	$422,000,469	U.S. Treasury Strips 0.00% 05/15/40 - 11/15/40	$892,499,200	$430,440,064
Royal Bank of Canada Capital Markets 0.03% Due 10/01/15	158,848,348	158,848,480	U.S. Treasury Note 1.75% 05/15/23	161,563,300	162,025,380
UMB Financial Corp. 0.04% Due 10/01/15	150,768,790	150,768,958	U.S. Treasury Notes 1.00% - 3.25% 09/30/16 - 12/31/16	149,523,500	153,784,277

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

5. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2014 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov/Archives/edgar/data/1601445/000089180414001107/gug60774-ncsr.htm.

6. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At September 30, 2015, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund Name	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Loss
Commodities Strategy Fund	$7,442,693	$1,499	$(1,507)	$(8)
Managed Futures Strategy Fund	218,871,854	40,859	(558,675)	(517,816)
Multi-Hedge Strategies Fund	98,904,818	3,006,514	(4,645,801)	(1,639,287)

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Fund

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	November 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	November 30, 2015

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President & Treasurer

Date	November 30, 2015

*	Print the name and title of each signing officer under his or her signature.